Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation recognized in costs and expenses	:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	1,737	798	17
Sales and marketing expenses	1,115	322	—
General and administrative expenses	273	321	—
Technology and product development expenses	588	101	—
Total	3,713	1,542	17

Summary of share option activities

A summary of the Company’s share option activities for the years ended December 31, 2023, 2024 and 2025 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2023	41,475,503	0.40	4.8	—
Granted	—	—
Forfeited and expired	(17,378,280)	0.42
Exercised	—	—		—
Outstanding as of December 31, 2023	24,097,223	0.38	5.1	—
Granted	—	—
Forfeited and expired	(2,671,223)	0.45
Exercised	—	—		—
Outstanding as of December 31, 2024	21,426,000	0.37	4.6	—
Granted	—	—
Forfeited and expired	(2,715,000)	0.26
Exercised	—	—		—
Outstanding as of December 31, 2025	18,711,000	0.38	3.6	—
Exercisable as of December 31, 2025	18,711,000	0.38	3.6	—
Vested and expected to vest as of December 31, 2025	18,711,000	0.38	3.6	—